SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the consolidated balance sheet date through May 7, 2024, the date at which consolidated financial statements were available to be issued.

In January 2024, the Company recorded $988 as additional paid-in capital upon issuance of the 600,584 warrants for the Bridge Loan program funding. Refer to Note 10 for further information.

In February 2024, the Chief Executive Officer (“CEO”) Kelly Londy resigned after accepting a leading position at a non-competitive multinational healthcare company. Following the departure, Board member Rice Powell assumed the position of CEO and Kelly Londy joined the Company’s Strategic Advisory Council.

In February through April of 2024, the Company obtained additional financing through the Bridge Loan program as described in Note 10, in the amount of $3,014. Further, all of the existing loan agreements were amended to extend the initial repayment option to subsequent to the closing of the de-SPAC transaction and shorten the longest repayment term.

In March 2024, the Board of Directors of the Company approved a stock option repricing (the “Option Repricing”), which was effective on March 26, 2024, (the “Repricing Date”). The Option Repricing applied to outstanding options to purchase ordinary shares of the Company that, as of the Repricing Date, are held by employees of the Company and had an exercise price per share greater than $2.80. As of the Repricing Date, 1,041,966 outstanding options were repriced such that the exercise price per share was reduced to $2.80 effective as of March 26, 2024.

In March 2024, the Board of Directors of the Company granted 750,000 new hire options to the Company’s CEO and 140,000 new hire options to the Company’s CFO. The options vest over a period of two to four years.

On May 1, 2024, the Company completed its previously announced de-SPAC merger transaction with LAMF. Each Nuvo Share issued and outstanding will, by virtue of the Acquisition Merger and upon the terms and subject to the conditions set forth in the Business Combination Agreement, automatically be deemed to have been transferred and automatically deemed for all purposes to represent only the right to receive a number of Holdco Ordinary Shares equal to the Equity Exchange Ratio. Refer to Note 1 for additional information.

Lamf Global Ventures Corp I [Member]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 2, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to $1,200,000 from the Sponsor, related to ongoing expenses reasonably related to the business of the Company and the consummation of its initial business combination. The Working Capital Promissory Note bears no interest and is repayable in full upon the earlier of the date on which the Company consummates its initial business combination or the date of the Company’s liquidation. Any outstanding principal amount to date under the Working Capital Promissory Note may be prepaid at any time by the Company, at its election and without penalty. Under the Working Capital Promissory Note, following the closing of the Company’s initial business combination, the Sponsor may elect to convert all or any portion of the unpaid principal balance of the Working Capital Promissory Note into units of the post-business combination entity at $10.00 per unit, with each unit being identical to the private placement units sold to the Sponsor in connection with the IPO. The Conversion Units and their underlying securities are entitled to the registration rights set forth in the Working Capital Promissory Note. As of February 23, 2024, there was $738,196 outstanding under the Working Capital Promissory Note.